Acquisition (Details 1) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventory	$ 1,324,540	$ 1,431,556	$ 4,804,299
Goodwill	$ 848,854	848,854	$ 2,886,309
LuckyTail [Member]
Cash		2,000,000
Cash payment, 90 days after close		484,729
Cash payment, 180 days after close		469,924
Contingent consideration		112,685
Cash payment, working capital adjustment		460,901
Total Purchase Price		3,528,239
Inventory		460,901
Trade name		383,792
Customer list		1,834,692
Total identifiable net assets		2,679,385
Goodwill		$ 848,854